DEBT FACILITIES	12 Months Ended
Mar. 31, 2019
Debt and Financing Obligations [Abstract]
DEBT FACILITIES
DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

(amounts in millions)	2019	2018
Total recourse debt	$2,275.3	$1,174.9
Total non-recourse debt (1)	53.0	86.0
Total long-term debt	$2,328.3	$1,260.9
Less: current portion of long-term debt	201.3	35.2
Less: current portion of finance leases	62.8	17.0
	$2,064.2	$1,208.7
(1) Non-recourse debt is a debt in a subsidiary for which recourse is limited to the assets and undertaking of such subsidiary and not CAE Inc.

Details of the recourse debt are as follows:

	2019	2018
Unsecured senior notes of US$450.0 (2018 – nil), maturing between March 2029 and March 2034, interest rates ranging from 4.47% and 4.72% (i)	$598.2	$—
Unsecured senior notes of $125.0 (2018 - $125.0) and US$225.0 (2018 – US$225.0) maturing between December 2019 and December 2027, floating interest rates based on bankers’ acceptances rate plus a spread on $50.0 million and interest rates ranging from 3.59% and 4.15% for remaining $75.0 and US$225.0	424.6	415.0
Unsecured senior notes of US$200.0 (2018 – US$150.0) maturing between August 2026 and March 2033 (2018 – August 2021 and August 2026), average blended rate of 4.44% (ii)	265.3	193.4
Unsecured senior notes of US$60.0 (2018 – US$60.0) maturing in June 2019, interest rate of 7.66%	80.1	75.7
Obligations under finance lease, with various maturities from September 2019 to October 2036, interest rates from 3.54% to 10.68%	259.3	145.4
R&D obligation from a government agency maturing in July 2029 (iii)	174.2	167.7
R&D obligation from a government agency maturing in July 2035 (iv)	153.7	132.6
R&D obligation from a government agency maturing in April 2039 (v)	14.6	—
R&D obligation from a government agency maturing in September 2028 (vi)	6.0	—
Term loan of US$150.0 (2018 – nil), maturing between March 2021 and March 2024, floating interest of LIBOR plus a spread	199.0	—
Term loan maturing in April 2028, floating interest rate of CDOR plus a spread	51.9	—
Other debts	48.4	45.1
Total recourse debt, net amount	$2,275.3	$1,174.9

(i)
In December 2018, the Company entered into an agreement to issue a series of unsecured senior notes of US$550.0 million. As at March 31, 2019, the Company has issued notes for US$450.0 million and will issue an additional US$100.0 million in fiscal 2020 for the refinancing of existing debt in December 2019;

(ii)
On March 27, 2019, the Company entered into an agreement to refinance a portion of its unsecured senior notes due August 2021. The unsecured senior notes of US$100.0 million were increased to a total amount of US$150.0 million, and their maturity date extended from August 2021 to March 2033;

(iii)
Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Falcon, an R&D program that ended in fiscal 2014, for a maximum amount of $250.0 million. The discounted value of the debt recognized amounted to $174.2 million as at March 31, 2019 (2018 – $167.7 million);

(iv)
Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Innovate, an R&D program announced in fiscal 2014 and extending over five and a half years, for a maximum amount of $250.0 million. The aggregate amount recognized in fiscal 2019 was $250.0 million (2018 – $226.5 million). The discounted value of the debt recognized amounted to $153.7 million as at March 31, 2019 (2018 – $132.6 million);

(v)
Represents an interest-free long-term obligation with the Government of Canada relative to R&D programs announced in fiscal 2019 and extending over five years, for a maximum amount of $150.0 million. The aggregate amount recognized in fiscal 2019 was $36.9 million (2018 – nil). The discounted value of the debt recognized amounted to $14.6 million (2018 – nil);

(vi)
Represents an interest-free long-term obligation with the Government of Quebec relative to R&D programs announced in fiscal 2019 and extending over five years, for a maximum amount of $47.5 million. The aggregate amount recognized in fiscal 2019 was $10.9 million (2018 – nil). The discounted value of the debt recognized amounted to $6.0 million (2018 – nil).

Revolving credit facility
The Company has access to a revolving unsecured term credit facility maturing in September 2023. The available facility amount is US $550.0 million with an option, subject to the lender’s consent, to increase to a total amount of up to US $850.0 million. The facility has covenants requiring a minimum fixed charge coverage and a maximum debt coverage. The applicable interest rate on this revolving credit facility is variable, based on the bank’s prime rate, bankers’ acceptance rates or LIBOR plus a spread which depends on the credit rating assigned by Standard & Poor’s Rating Services. As at March 31, 2019 and 2018, the Company had no outstanding borrowings under its revolving credit facility.

Details of the non-recourse debt are as follows:

	2019	2018
Term loan of US$39.9 (2018 – US$43.5) maturing in March 2028, interest rate of LIBOR plus 2.50% (i)	$53.0	$55.8
Term loans repaid during fiscal 2019 (2018 – US$22.3), floating interest rate of LIBOR plus a fixed spread	—	28.9
Term loan matured in April 2018 (2018 – £0.7), interest rate of 13.50%	—	1.3
Total non-recourse debt, net amount	$53.0	$86.0

(i)     Represents collateralized non-recourse financing for a term loan to finance a training centre in Brunei. The subsidiary may also avail an additional amount of up to US $12.0 million in the form of letters of credit.

Payments required to meet the retirement provisions of the long-term debt are as follows:

	2019	2018
No later than 1 year	$202.0	$35.6
Later than 1 year and no later than 5 years	414.0	450.2
Later than 5 years	1,460.1	631.7
Total payments required	$2,076.1	$1,117.5
Less: transaction costs	(7.1)	(2.0)
	$2,069.0	$1,115.5

Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows is presented below.

	Revolving
	Unsecured Credit	Long-term	Finance
	Facilities	debt	Leases	Total
Balance at beginning of year	$—	$1,115.5	$145.4	$1,260.9
Changes from financing cash flows
Proceeds, net of transaction costs	749.0	955.3	—	1,704.3
Repayments	(749.0)	(72.7)	(22.0)	(843.7)
Total changes from financing cash flows	$—	$882.6	$(22.0)	$860.6
Additions through acquisition of subsidiaries (Note 3)	—	15.2	137.6	152.8
Non-cash changes:
Effect of foreign currency exchange differences	—	24.3	5.0	29.3
Interests	—	13.8	0.8	14.6
Others	—	17.6	(7.5)	10.1
Total non-cash changes	$—	$55.7	$(1.7)	$54.0
Balance at end of year	$—	$2,069.0	$259.3	$2,328.3

The present value of the obligations under finance lease are as follows:

	2019	2018
Gross future minimum lease payments	$308.0	$201.8
Less: future finance charges on finance leases	48.7	47.2
Less: discounted guaranteed residual values of leased assets	—	9.2
Present value of future minimum lease payments	$259.3	$145.4

The future minimum lease payments of the obligations under finance lease are as follows:

		2019		2018
	Gross future	Present value of	Gross future	Present value of
	minimum lease	future minimum	minimum lease	future minimum
	payments	lease payments	payments	lease payments
No later than 1 year	$73.5	$62.8	$25.8	$17.0
Later than 1 year and no later than 5 years	181.6	161.2	105.8	81.0
Later than 5 years	52.9	35.3	70.2	47.4
	$308.0	$259.3	$201.8	$145.4

As at March 31, 2019, the Company is in compliance with all of its financial covenants.